Business Combinations - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Payments to acquire businesses, gross			$ 263,520	$ 9,180
Aggregate Revenues of the Acquired Businesses			1,514,581	1,449,217
Net Earnings of the Acquired Businesses	[1]		(117,765)	$ (142,420)
Business combination, acquisition related cost			2,647
Acquired Businesses
Business Acquisition [Line Items]
Payments to acquire businesses, gross			285,166
Consideration paid			309,291
Aggregate Revenues of the Acquired Businesses			24,848
Net Earnings of the Acquired Businesses			$ 5,180
Openbucks
Business Acquisition [Line Items]
Payments to acquire businesses, gross		$ 13,262
Consideration paid		$ 9,760

[1]	The pro forma net loss for 2021 was adjusted to exclude the acquisition-related costs and include additional amortization and interest expense that would have been charged assuming the intangible assets and associated debt had been recorded as of January 1, 2020. The pro forma net loss for 2020 was adjusted to include the acquisition-related costs and additional amortization and interest expense that would have been charged assuming the intangible assets and debt had been recorded as of January 1, 2020.